Annual Total Returns [BarChart] - PanAgora Global Diversified Risk Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2015	(5.48%)
Annual Return 2016	11.12%
Annual Return 2017	12.60%
Annual Return 2018	(7.59%)
Annual Return 2019	21.99%
Annual Return 2020	11.85%